General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
General and administrative expenses
Schedule of general and administrative expenses

	2022	2021	2020
Employee benefits expenses	(16,815)	(10,497)	(2,033)
Professional fees	(5,777)	(7,457)	(1,473)
Loss on sale of disposal group	(4,969)	—	—
Insurance liability expense	(1,522)	(513)	—
Impairment of intangible assets	(547)	—	—
Other operating expenses	(6,489)	(4,564)	(183)
	(36,119)	(23,031)	(3,689)